STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 4, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Research Growth Fund, Inc. (Registration Nos: 2-33733 and 811-01899)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 69 ("Amendment No. 69") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new class of shares to the Fund—Class Y.

Class Y shares will not be subject to an initial sales charge or any service or distribution fees, and no contingent deferred sales charge will be imposed on redemptions of Class Y shares.  The Fund, the Fund's investment adviser, The Dreyfus Corporation ("Dreyfus"), or the Fund's distributor or their affiliates will not make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments, nor will Dreyfus or the Fund's distributor or their affiliates provide any "revenue sharing" payments, with respect to Class Y shares.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 69 in order to file certain exhibits, including Articles Supplementary, Rule 18f-3 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6141, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes

cc:           David Stephens

April 4, 2013

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Research Growth Fund, Inc. (Registration Nos: 2-33733 and 811-01899)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Research Growth Fund, Inc., acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, DREYFUS RESEARCH GROWTH FUND, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President